UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2014 (Unaudited)

DWS RREEF Global Real Estate Securities Fund
	Shares	Value ($)
Common Stocks 98.6%
Australia 6.2%
BGP Holdings PLC*	11,394,023	0
Dexus Property Group	5,757,903	5,661,235
Federation Centres Ltd.	533,415	1,167,770
GDI Property Group *	1,244,322	1,028,140
Goodman Group	1,551,420	6,808,492
GPT Group	1,309,092	4,444,075
Investa Office Fund	111,534	335,256
Mirvac Group	3,906,807	6,161,555
Stockland (Units)	2,292,620	7,976,262
Westfield Group (Units)	1,385,740	13,178,476
Westfield Retail Trust	2,779,449	7,682,953

(Cost $52,221,600)		54,444,214
Canada 3.6%
Allied Properties Real Estate Investment Trust (a)	321,028	10,018,513
Boardwalk Real Estate Investment Trust	78,030	4,280,180
Chartwell Retirement Residences (a)	647,383	6,096,117
First Capital Realty, Inc.	234,548	3,723,489
RioCan Real Estate Investment Trust (a)	310,511	7,479,790

(Cost $33,960,441)		31,598,089
Channel Islands 0.5%
Camper & Nicholsons Marina Investments Ltd.*	1,550,000	226,107
LXB Retail Properties PLC*	1,866,289	3,888,291

(Cost $5,128,110)		4,114,398
China 0.4%
Agile Property Holdings Ltd.	1,506,000	1,238,479
Country Garden Holdings Co., Ltd.	5,437,449	2,257,279

(Cost $3,936,078)		3,495,758
Finland 0.2%
Citycon Oyj (Cost $2,321,250)	600,000	2,135,457
France 4.2%
Gecina SA	22,000	2,926,361
ICADE	59,000	5,842,713
Klepierre	152,000	6,807,182
Societe Fonciere Lyonnaise SA	28,000	1,462,390
Unibail-Rodamco SE	75,000	19,476,521

(Cost $31,586,052)		36,515,167
Germany 2.0%
Alstria Office REIT-AG *	200,000	2,681,421
Deutsche Wohnen AG (Bearer)	255,000	5,470,163
DIC Asset AG	364,518	3,373,578
LEG Immobilien AG*	95,000	6,234,374

(Cost $15,925,247)		17,759,536
Hong Kong 6.3%
Hang Lung Properties Ltd.	678,000	1,946,565
Henderson Land Development Co., Ltd.	770,000	4,511,550
Hongkong Land Holdings Ltd.	1,089,000	7,043,363
Hysan Development Co., Ltd.	531,000	2,310,985
Link REIT	1,488,500	7,344,378
New World Development Co., Ltd.	4,183,000	4,209,341
Shimao Property Holdings Ltd.	1,367,500	3,010,729
Sun Hung Kai Properties Ltd.	1,027,000	12,592,810
Swire Properties Ltd.	1,173,800	3,370,514
Wharf Holdings Ltd.	1,383,000	8,854,103

(Cost $52,904,205)		55,194,338
Ireland 0.3%
Hibernia REIT PLC * (Cost $2,109,697)	1,500,000	2,190,851
Italy 0.2%
Beni Stabili SpA (a) (Cost $1,292,222)	1,700,000	1,463,544
Japan 12.7%
Global One Real Estate Investment Corp. (a)	526	1,548,490
GLP J-REIT	3,362	3,394,191
Japan Hotel REIT Investment Corp.	1,165	531,183
Japan Real Estate Investment Corp.	1,146	5,747,583
Japan Retail Fund Investment Corp.	2,827	5,561,592
Mitsubishi Estate Co., Ltd.	1,133,000	26,963,100
Mitsui Fudosan Co., Ltd.	714,000	21,736,119
Mori Trust Sogo REIT, Inc.	253	381,007
Nippon Accommodations Fund, Inc.	1,332	4,456,367
Nippon Building Fund, Inc.	972	5,072,520
Nomura Real Estate Master Fund, Inc.	4,301	4,419,300
Nomura Real Estate Office Fund, Inc.	1,365	5,964,765
NTT Urban Development Corp.	359,700	3,379,646
Orix JREIT, Inc. (a)	1,379	1,719,473
Sumitomo Realty & Development Co., Ltd.	268,000	10,473,217
Tokyo Tatemono Co., Ltd.	674,000	5,767,307
Tokyu REIT, Inc.	2,881	3,483,123

(Cost $92,965,998)		110,598,983
Netherlands 0.9%
Corio NV	109,000	4,984,968
Wereldhave NV	36,500	3,110,069

(Cost $7,960,576)		8,095,037
Norway 0.5%
Norwegian Property ASA (Cost $6,044,507)	3,575,000	4,329,398
Singapore 3.5%
Ascendas Real Estate Investment Trust	1,941,000	3,486,105
CapitaCommercial Trust	2,461,000	2,909,294
CapitaLand Ltd.	2,509,500	5,776,261
CapitaMall Trust	2,483,000	3,729,190
CapitaMalls Asia Ltd.	1,017,000	1,446,265
City Developments Ltd.	223,000	1,794,295
Global Logistic Properties Ltd.	3,304,000	6,956,749
Keppel Land Ltd.	591,000	1,582,841
Suntec Real Estate Investment Trust	2,448,000	3,231,066

(Cost $29,272,143)		30,912,066
Spain 0.5%
Lar Espana Real Estate SOCIMI SA * (Cost $3,991,566)	289,181	4,135,289
Sweden 0.4%
Fabege AB (Cost $2,962,673)	283,000	3,690,033
Switzerland 0.7%
PSP Swiss Property AG (Registered)* (Cost $5,907,800)	67,000	6,301,587
United Kingdom 6.5%
British Land Co. PLC	1,055,000	11,515,867
Capital & Counties Properties PLC	865,000	5,052,778
Derwent London PLC	95,500	4,319,561
Great Portland Estates PLC	367,000	3,860,952
Hammerson PLC	920,000	8,506,053
Land Securities Group PLC	595,000	10,139,611
Max Property Group PLC* (a)	297,931	760,104
NewRiver Retail Ltd.	291,300	1,330,732
Quintain Estates & Development PLC*	1,460,000	2,507,912
Safestore Holdings PLC	655,000	2,587,651
St. Modwen Properties PLC	360,000	2,401,263
UNITE Group PLC	488,024	3,534,697

(Cost $41,546,728)		56,517,181
United States 49.0%
Acadia Realty Trust (REIT) (a)	140,557	3,707,894
Alexandria Real Estate Equities, Inc. (REIT)	123,348	8,950,131
American Campus Communities, Inc. (REIT)	144,282	5,388,933
AvalonBay Communities, Inc. (REIT)	126,295	16,585,059
Boston Properties, Inc. (REIT)	203,086	23,259,440
BRE Properties, Inc. (REIT)	127,769	8,021,338
Camden Property Trust (REIT)	125,730	8,466,658
Chesapeake Lodging Trust (REIT)	113,178	2,912,070
CommonWealth REIT (REIT)	77,836	2,047,087
CubeSmart (REIT)	412,520	7,078,843
DCT Industrial Trust, Inc. (REIT)	796,044	6,272,827
DiamondRock Hospitality Co. (REIT)	347,371	4,081,609
Digital Realty Trust, Inc. (REIT) (a)	52,173	2,769,343
Douglas Emmett, Inc. (REIT)	434,963	11,804,896
Duke Realty Corp. (REIT)	558,248	9,423,226
DuPont Fabros Technology, Inc. (REIT)	24,476	589,137
Equity Residential (REIT)	271,212	15,727,584
Essex Property Trust, Inc. (REIT) (a)	52,540	8,934,427
Federal Realty Investment Trust (REIT)	89,697	10,290,040
First Industrial Realty Trust, Inc. (REIT)	251,612	4,861,144
General Growth Properties, Inc. (REIT)	919,087	20,219,914
Glimcher Realty Trust (REIT) (a)	397,290	3,984,819
HCP, Inc. (REIT)	205,430	7,968,630
Health Care REIT, Inc. (REIT)	177,741	10,593,364
Healthcare Realty Trust, Inc. (REIT)	211,745	5,113,642
Home Properties, Inc. (REIT)	83,753	5,035,230
Host Hotels & Resorts, Inc. (REIT)	474,621	9,606,329
Kilroy Realty Corp. (REIT)	66,740	3,909,629
Kite Realty Group Trust (REIT)	420,762	2,524,572
LaSalle Hotel Properties (REIT)	147,171	4,607,924
Lexington Realty Trust (REIT) (a)	286,379	3,124,395
Mack-Cali Realty Corp. (REIT)	81,512	1,694,634
National Retail Properties, Inc. (REIT) (a)	277,466	9,522,633
Post Properties, Inc. (REIT)	104,873	5,149,264
ProLogis, Inc. (REIT)	375,494	15,331,420
Public Storage (REIT)	120,258	20,262,270
Realty Income Corp. (REIT) (a)	138,286	5,650,366
Regency Centers Corp. (REIT) (a)	136,570	6,973,264
Retail Properties of America, Inc. "A" (REIT)	349,256	4,728,926
RLJ Lodging Trust (REIT)	196,293	5,248,875
Sabra Health Care REIT, Inc. (REIT)	144,547	4,031,416
Simon Property Group, Inc. (REIT)	267,495	43,869,180
SL Green Realty Corp. (REIT)	116,055	11,677,454
Spirit Realty Capital, Inc. (REIT)	846,596	9,295,624
Sunstone Hotel Investors, Inc. (REIT)	364,389	5,003,061
Ventas, Inc. (REIT)	395,156	23,934,599
Vornado Realty Trust (REIT)	148,454	14,631,626
Weingarten Realty Investors (REIT)	109,266	3,277,980

(Cost $379,428,136)		428,142,726

Total Common Stocks (Cost $771,465,029)		861,633,652
Rights 0.0%
Hong Kong
New World Development Co., Ltd., Expiration Date 4/14/2014* (Cost $0)	1,506,667	310,793

Securities Lending Collateral 5.0%
Daily Assets Fund Institutional, 0.07% (b) (c) (Cost $43,729,066)	43,729,066	43,729,066
Cash Equivalents 0.8%
Central Cash Management Fund, 0.05% (b) (Cost $6,843,084)	6,843,084	6,843,084

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $822,037,179) †	104.4	912,516,595
Other Assets and Liabilities, Net (a)	(4.4)	(38,475,522)

Net Assets	100.0	874,041,073

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $857,687,963.  At March 31, 2014, net unrealized appreciation for all securities based on tax cost was $54,828,632.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $101,691,482 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $46,862,850.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2014 amounted to $41,946,572, which is 4.8% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At March 31, 2014 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Rights
Diversified	287,939,985	33.4%
Office	157,381,410	18.3%
Apartments	88,279,414	10.2%
Shopping Centers	80,223,110	9.3%
Regional Malls	68,073,913	7.9%
Health Care	57,737,768	6.7%
Storage	33,633,748	3.9%
Hotels	31,991,051	3.7%
Industrial	30,884,691	3.6%
Specialty Services	24,468,623	2.8%
Retail	1,330,732	0.2%
Total	861,944,445	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$54,444,214	$0	$54,444,214
Canada	31,598,089	—	—	31,598,089
Channel Islands	—	4,114,398	—	4,114,398
China	—	3,495,758	—	3,495,758
Finland	—	2,135,457	—	2,135,457
France	—	36,515,167	—	36,515,167
Germany	—	17,759,536	—	17,759,536
Hong Kong	—	55,194,338	—	55,194,338
Ireland	—	2,190,851	—	2,190,851
Italy	—	1,463,544	—	1,463,544
Japan	—	110,598,983	—	110,598,983
Netherlands	—	8,095,037	—	8,095,037
Norway	—	4,329,398	—	4,329,398
Singapore	—	30,912,066	—	30,912,066
Spain	—	4,135,289	—	4,135,289
Sweden	—	3,690,033	—	3,690,033
Switzerland	—	6,301,587	—	6,301,587
United Kingdom	—	56,517,181	—	56,517,181
United States	428,142,726	—	—	428,142,726
Rights	310,793	—	—	310,793
Short-Term Investments(d)	50,572,150	—	—	50,572,150
Total	$510,623,758	$401,892,837	$0	$912,516,595

There have been no transfers between fair value measurement levels during the period ended March 31, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2014